ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTE 1. ORGANIZATION AND NATURE OF BUSINESS

Iconic Brands, Inc., formerly Paw Spa, Inc. (“Iconic Brands” or “Iconic”), was incorporated in the State of Nevada on October 21, 2005. Effective December 31, 2016, Iconic closed on a May 15, 2015 agreement to acquire a 51% interest in BiVi LLC (“BiVi”), the brand owner of “BiVi 100 percent Sicilian Vodka,” and closed on a December 13, 2016 agreement to acquire a 51% interest in Bellissima Spirits LLC (“Bellissima”), the brand owner of Bellissima sparkling wines. These transactions involved entities under common control of the Company’s chief executive officer and represented a change in reporting entity. The financial statements of the Company have been retrospectively adjusted to reflect the operations at BiVi and Bellissima from their inception.

BiVi was organized in Nevada on May 4, 2015. Bellissima was organized in Nevada on November 23, 2015.

Reverse Stock Split

Effective January 18, 2019, the Company effectuated a 1 share for 250 shares reverse stock split which reduced the issued and outstanding shares of common stock at December 31, 2018 from 1,359,941,153 shares to 5,440,312 shares. The accompanying financial statements have been retrospectively adjusted to reflect this reverse stock split.

Iconic Brands, Inc., formerly Paw Spa, Inc. (“Iconic Brands” or “Iconic”), was incorporated in the State of Nevada on October 21, 2005. Effective December 31, 2016, Iconic closed on a May 15, 2015 agreement to acquire a 51% interest in BiVi LLC (“BiVi”), the brand owner of “BiVi 100 percent Sicilian Vodka,” and closed on a December 13, 2016 agreement to acquire a 51% interest in Bellissima Spirits LLC (“Bellissima”), the brand owner of Bellissima sparkling wines. These transactions involved entities under common control of the Company’s chief executive officer and represented a change in reporting entity. The financial statements of the Company have been retrospectively adjusted to reflect the operations at BiVi and Bellissima from their inception.

BiVi was organized in Nevada on May 4, 2015. Bellissima was organized in Nevada on November 23, 2015.

Reverse Stock Split

Effective January 18, 2019, the Company effectuated a 1 share for 250 shares reverse stock split which reduced the issued and outstanding shares of common stock at December 31, 2018 from 1,359,941,153 shares to 5,439,765 shares. The accompanying financial statements have been retrospectively adjusted to reflect this reverse stock split.